Revenue - Schedule Of Disaggregation Of Revenues (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 94,063	$ 82,887	$ 113,168	$ 95,736
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	39,293	44,219	61,471	54,857
Norway [Member]
Disaggregation of Revenue [Line Items]
Total revenue	10,914	98
Canada [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,476	14,171	15,910	16,678
Rest of world [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 37,380	$ 24,399	$ 35,787	$ 24,201